Subsequent Event	12 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Event

Note 23 — Subsequent Event

In October 2018, the Company settled a long-running legal dispute which was disclosed under the non-recurring charges in fiscal year 2018. In November 2018, the company paid this settlement in total amount of $50,000, see also Note 16.